Taxes on Income (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 Beneficial Enterprise [Member] USD ($)	Dec. 31, 2013 Beneficial Enterprise [Member] USD ($)	Aug. 31, 2013 Israel Tax Reform [Member]	Dec. 31, 2014 Manufacturing Plant [Member]	Dec. 31, 2014 Research and Development Center [Member]	Dec. 31, 2014 Development Area A [Member] Preferred Enterprise [Member]	Dec. 31, 2014 Rest of Country [Member] Preferred Enterprise [Member]	Dec. 31, 2014 Minimum [Member] Beneficial Enterprise [Member] ILS	Dec. 31, 2014 Minimum [Member] Expansion [Member] ILS	Dec. 31, 2014 Minimum [Member] Specific Foreign Market [Member] Beneficial Enterprise [Member]	Dec. 31, 2014 Maximum [Member] Beneficial Enterprise [Member]	Dec. 31, 2014 Maximum [Member] Expansion [Member]	Dec. 31, 2014 Maximum [Member] Specific Foreign Market [Member] Beneficial Enterprise [Member]
Income Tax Disclosure [Line Items]
Tax rate	26.50%	25.00%	25.00%
Number of years of tax exemption							10 years	2 years
Tax rate increase						1.50%
Maximum percent of taxable income for the plan								25.00%
Tax exemption				$ 44,892	$ 50,683
Assumed income tax liability				11,223	12,671
Number of years of benefited tax rate under the alternative benefits method for the research and development center								8 years
Corporate tax on cash dividends distributed from exempted profits		25.00%
Withholding tax deduction from cash dividends distributed from benefited profits	20.00%	15.00%
Percentage of revenue from one country to receive tax benefits													25.00%			75.00%
Market size criteria to receive tax benefits, number of residents (people)													14,000,000
Required investment in production machinery and equipment to receive tax benefits											300	300
Time allowed to meet investment in production machinery and equipment to receive tax benefits														3 years	3 years
Tax rate 2014 and thereafter						26.50%			9.00%	16.00%
Non-Israeli subsidiaries' undistributed earnings for which Company has not provided for Israeli income and foreign withholding taxes	1,850
Assumed deferred tax liability attributable to taxable temporary differences from non-Israeli subsidiaries'' undistributed earnings	$ 218